Consolidated Statement of Cash Flows (Parenthetical) - IFRS 16 [member] € in Millions	12 Months Ended
Dec. 31, 2019 EUR (€)
Statement [line items]
Repayment of lease liabilities	€ 386
Interest paid	€ 69